Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Noncurrent Assets

($ millions)	2018	2017
Reclamation fund	18.7	18.7
Other receivables	15.8	15.8
Other long-term assets	34.5	34.5

Disclosure reclamation fund	The following table reconciles the reclamation fund:

($ millions)	2018	2017
Balance, beginning of year	18.7	22.7
Contributions	27.6	22.5
Expenditures	(27.6)	(26.5)
Balance, end of year	18.7	18.7